Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jan. 31, 2025	Jun. 30, 2024
Summary of Significant Accounting Policies [Line Items]
Accumulated deficit	$ (234,903,246)			$ (212,084,368)
Net loss	(22,818,878)	$ (21,124,253)
Received net proceeds	7,000,000
Impairment charges	$ 14,626,083	$ 0
Percentage of ultimate settlement	50.00%
Subsequent Event [Member]
Summary of Significant Accounting Policies [Line Items]
Convertible note financing transaction			$ 8,700,000
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Residual value, percentage	0.00%
Intangible asset, useful life	3 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Residual value, percentage	5.00%
Intangible asset, useful life	5 years